Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	December 31	December 31
	2017	2016
Business and savings accounts [1]	$62,830	$7,196
Guaranteed Investment Certificates	4,328	–
Total	$67,158	$7,196

Note:

1.	$47,149 of this amount relates to the Non-refundable Early Option Price Installment of US$37,500 received which is to be used solely for progressing permitting at the Pebble Project (note 3).